UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY            October 20, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               33
                                                  -----------------------

Form 13F Information Table Value Total:            $137648 (x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
Aecom Technology Corp        COM              00766T100      7523.83    425797             SOLE                    425797
Amarin Corp Plc New Adrf     SPON ADR NEW      23111206       110.40     12000             SOLE                     12000
Amern Tower Corp Class A     CL A             029912AF9      8678.75    161315             SOLE                    161315
Antares Pharma Inc           COM               36642106        35.96     15500             SOLE                     15500
Apple Computer Inc           COM              037833100       584.18      1532             SOLE                      1532
Atlas Energy LP              COM UNITS LP     04930A104       426.18     22950             SOLE                     22950
Bank of America Corp         COM               60505104        65.03     10625             SOLE                     10625
Berkshire Hathaway Cl B      CL B             084670207       485.20      6830             SOLE                      6830
Cardiome Pharma Cp NEW       COM NEW          14159U202       133.25     40500             SOLE                     40500
Cenovus Energy Inc           COM              15135U109      7656.56    249318             SOLE                    249318
Chevrontexaco Corp           COM              166764100       229.16      2475             SOLE                      2475
Chimera Investment Corp      COM              16934Q109        34.63     12500             SOLE                     12500
Companhia Vale Do Adr        COM              91912E105      7818.64    342923             SOLE                    342923
Dht Holdings Inc             COM              Y2065G105       149.43     73250             SOLE                     73250
Encana Corporation           COM              292505104      4235.36    220477             SOLE                    220477
Exxon Mobil Corporation      COM              30231G102       403.10      5550             SOLE                      5550
Gencor Industries Inc        COM              368678108       123.25     17000             SOLE                     17000
Gramercy Capital Corp        COM              384871109        31.40     10000             SOLE                     10000
Metlife Inc                  COM              59156R108      5334.90    190464             SOLE                    190464
National Oilwell Varco       COM              637071101     10393.26    202914             SOLE                    202914
Newcastle Investment Cp      COM              65105M108      5536.55   1360332             SOLE                   1360332
Posco Adr                    SPON ADR         693483109      7046.36     92703             SOLE                     92703
Promotora De Info Adr Af     ADR CL A SHS     74343G204        47.75     11450             SOLE                     11450
Promotora De Info Adr Bf     ADR CL B Conv    74343G303      1723.52    389057             SOLE                    389057
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      8224.02    322637             SOLE                    322637
Prudential Financial Inc     COM              744320102      2797.07     59690             SOLE                     59690
Rentech Inc                  COM              760112102        11.00     14100             SOLE                     14100
Seadrill Ltd                 SHS              G7945E105      6680.68    242669             SOLE                    242669
Sigma Aldrich Corp           COM              826552101       236.04      3820             SOLE                      3820
Sino Clean Energy New        COM NEW          82936G200        19.58     22500             SOLE                     22500
Sirius Satellite Radio       COM              86967N108        38.35     25400             SOLE                     25400
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     22638.49    727458             SOLE                    727458
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     28196.26   1147122             SOLE                   1147122

TOTAL $137648 (X1000)

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